
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    3/31/97       AMENDMENT 00


Institutional Investment Manager:

SALEM INVESTMENT COUNSELORS INC.
480 SHEPHARD STREET SUITE 200
WINSTON SALEM                                     NC            27103


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


           Report for the Calendar Year or Quarter Ended March 31,1997


Salem Investment Counselors, Inc.
Name of Institutional Investment Manager
480 Shepherd Street. Suite 200,  Winston-Salem, NC  27103
Business Address
Dale M. Brown, Vice President (910)768-7230
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 2nd day of May, 1997.

Salem Investment Counselors. Inc.

By: /s/ Dale M. Brown
            Dale M. Brown
            Vice President




                                                                  FORM 13F
                                                               (SEC USE ONLY)


Name, Title and Telephone Number of Person Submitting Report:

    DALE M. BROWN                  VICE PRESIDENT               910-768-7230


Signature, Place and Date of Signing:

/s/ DALE M. BROWN                  WINSTON SALEM                NC    5/02/97














































                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
